Summary of Significant Accounting Policies (Details 7) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets
Number of properties acquired	9
Estimated future amortization, and the increasing (decreasing) effect on minimum rents
2013	$ 18,765,000
2014	13,851,000
2015	11,396,000
2016	9,376,000
2017	5,978,000
Thereafter	10,980,000
Lease intangibles assets, net	70,346,000
In-place lease intangibles
Intangible Assets
Average life of in-place lease intangibles	4 years 8 months 12 days
Lease intangibles assets, gross	480,517,000	245,844,000
Accumulated amortization	(122,376,000)	(45,746,000)
Lease intangibles assets, net	358,141,000	200,098,000
Above and below market leases
Intangible Assets
Weighted average remaining life of intangible	P5Y10M24D
Amount of amortization expenses	16,500,000	17,600,000	15,200,000
Below Market Leases
Intangible Assets
Unamortized below market leases included in accounts payable, accrued expenses, intangibles and deferred revenues	199,200,000	134,400,000
Estimated future amortization, and the increasing (decreasing) effect on minimum rents
2013	43,664,000
2014	36,343,000
2015	31,233,000
2016	27,279,000
2017	20,000,000
Thereafter	40,720,000
Lease intangibles assets, net	199,239,000
Above Market Leases
Intangible Assets
Lease intangibles assets, gross	248,357,000	178,564,000
Accumulated amortization	(119,464,000)	(102,614,000)
Lease intangibles assets, net	128,893,000	75,950,000
Estimated future amortization, and the increasing (decreasing) effect on minimum rents
2013	(24,899,000)
2014	(22,492,000)
2015	(19,837,000)
2016	(17,903,000)
2017	(14,022,000)
Thereafter	(29,740,000)
Lease intangibles assets, net	$ (128,893,000)